Schedule of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions (Details)	1 Months Ended					6 Months Ended
	Mar. 31, 2015 USD ($)	Aug. 21, 2014 USD ($)	Aug. 20, 2014 USD ($)	May. 01, 2014 USD ($)	Apr. 24, 2014 USD ($)	Sep. 30, 2015 USD ($)
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 1					$ 0
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 2					0.3275
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 3					$ 1
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 4					331.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 5					0.43
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 6					0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 1				0.15
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 2				0.15
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 3				$ 5
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 4				$ 5
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 5				306.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 6				306.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 7				0.15
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 8				0.1875
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 9				0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 10				0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 1			0.12
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 2			$ 5
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 3			247.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 4			0.125
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 5			0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 1		0.17
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 2		$ 5
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 3		247.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 4		0.10
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 5		0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 1	0.1081
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 2	$ 4
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 3	$ 5
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 4	148.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 5	0.55
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 6	0.125
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 7	0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 1						0.098
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 2						$ 4
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 3						$ 5
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 4						126.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 5						0.55
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 6						0.07
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 7						0.00%